Income Tax Expense - Detail of Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Current tax:
Charge for period	¥ 184,662	¥ 190,842	¥ 207,742
Deferred tax:
Origination and reversal of temporary differences	146,130	(25,248)	48,295
Change in the write-down of deferred tax assets on the current fiscal year income tax expense	(4,765)	(4,205)	(4,635)
Total deferred tax expense (benefit)	141,365	(29,453)	43,660
Total income tax expense	¥ 326,027	¥ 161,389	¥ 251,402